Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning balance	$ 26,469	$ 24,260	$ 29,962
Gross increases for tax positions in prior periods	2,198	2,042	286
Gross decreases for tax positions in prior periods	(641)	(192)	(2,490)
Gross increases based on tax positions related to the current year	13,641	3,201	1,431
Gross decreases related to settlements with taxing authorities	(13,202)	(2,465)	(4,182)
Reductions due to statute expiration	(370)	(377)	(747)
Gross increases due to acquisitions	25,311
Ending balance	$ 53,406	$ 26,469	$ 24,260